UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2012 (Unaudited)

DWS Dreman International Value Fund
	Shares	Value ($)
Common Stocks 97.0%
Australia 2.1%
BHP Billiton Ltd. (ADR) (Cost $3,158,720)	38,925	2,804,157
Belgium 1.5%
Delhaize Group SA (ADR) (Cost $3,691,060)	56,011	2,075,208
Bermuda 1.3%
Marvell Technology Group Ltd. (a) (Cost $2,955,198)	204,035	1,730,217
Brazil 3.3%
Petroleo Brasileiro SA (ADR)	120,301	2,161,809
Vale SA (ADR) (b)	132,016	2,301,039

(Cost $6,474,665)		4,462,848
Canada 9.4%
Agrium, Inc.	26,757	2,729,749
Barrick Gold Corp. (b)	59,897	2,068,244
Kinross Gold Corp.	258,885	2,609,561
Suncor Energy, Inc.	80,344	2,620,018
Yamana Gold, Inc.	145,103	2,727,936

(Cost $12,195,674)		12,755,508
France 4.1%
Societe Generale SA (ADR)*	417,930	3,029,993
Total SA (ADR)	50,877	2,551,990

(Cost $6,790,154)		5,581,983
Germany 8.9%
Allianz SE (ADR)	246,814	3,220,923
BASF SE (ADR)	32,457	2,917,560
Bayer AG (ADR)	30,924	2,801,714
Siemens AG (ADR) (b)	29,451	3,048,178

(Cost $10,882,180)		11,988,375
Hong Kong 2.2%
China Mobile Ltd. (ADR) (Cost $2,581,254)	51,267	2,918,118
India 2.1%
Tata Motors Ltd. (ADR) (b) (Cost $2,639,527)	112,901	2,830,428
Israel 2.0%
Teva Pharmaceutical Industries Ltd. (ADR) (Cost $3,209,342)	67,724	2,732,663
Italy 2.1%
Eni SpA (ADR) (b) (Cost $2,853,717)	60,988	2,892,661
Japan 12.0%
Canon, Inc. (ADR)	85,500	3,007,890
Komatsu Ltd. (ADR)	103,270	2,323,575
Mitsubishi UFJ Financial Group, Inc. (ADR)	602,967	2,779,678
Nippon Telegraph & Telephone Corp. (ADR)	109,143	2,448,077
Nomura Holdings, Inc. (ADR)	673,108	2,793,398
Sumitomo Mitsui Financial Group, Inc. (ADR)	451,467	2,930,021

(Cost $17,289,123)		16,282,639
Korea 4.0%
KB Financial Group, Inc. (ADR)	79,209	2,603,600
SK Telecom Co., Ltd. (ADR)	181,534	2,772,024

(Cost $6,280,081)		5,375,624
Netherlands 3.9%
ING Groep NV (ADR)* (b)	304,453	2,737,033
Royal Dutch Shell PLC (ADR) (b)	36,760	2,461,817

(Cost $5,600,093)		5,198,850
Norway 1.8%
Statoil ASA (ADR) (Cost $2,587,906)	98,914	2,412,512
Russia 4.1%
Gazprom OAO (ADR) (b) (c)	269,414	2,397,785
LUKOIL OAO (ADR)	49,754	3,131,019

(Cost $6,551,246)		5,528,804
Spain 5.9%
Banco Bilbao Vizcaya Argentaria SA (ADR) (b)	323,520	2,733,744
Banco Santander SA (ADR) (b)	394,140	3,019,112
Telefonica SA (ADR) (b)	169,989	2,214,957

(Cost $10,459,217)		7,967,813
Switzerland 8.2%
ABB Ltd. (ADR)*	152,112	2,954,015
Credit Suisse Group AG (ADR)	110,025	2,597,690
Foster Wheeler AG* (a)	123,361	2,770,688
UBS AG (Registered)* (b) (d)	178,217	2,799,789

(Cost $11,375,075)		11,122,182
United Kingdom 18.1%
AstraZeneca PLC (ADR) (b)	56,311	2,677,025
BAE Systems PLC (ADR) (b)	142,354	3,017,905
Barclays PLC (ADR) (b)	178,478	2,825,307
BP PLC (ADR)	61,486	2,567,655
Carnival PLC (ADR) (b)	71,777	2,906,968
HSBC Holdings PLC (ADR) (b)	56,547	2,891,248
Smith & Nephew PLC (ADR) (b)	50,243	2,651,323
Tesco PLC (ADR) (b)	161,886	2,536,754
Vodafone Group PLC (ADR) (b)	93,340	2,408,172

(Cost $24,897,555)		24,482,357

Total Common Stocks (Cost $142,471,787)		131,142,947
Preferred Stock 2.2%
Brazil
Itau Unibanco Holding SA (ADR) (b) (Cost $2,736,064)	190,733	2,889,605
Securities Lending Collateral 31.0%
Daily Assets Fund Institutional, 0.19% (e) (f) (Cost $41,958,400)	41,958,400	41,958,400
Cash Equivalents 0.7%
Central Cash Management Fund, 0.17% (e) (Cost $966,720)	966,720	966,720

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $188,132,971) †	130.9	176,957,672
Other Assets and Liabilities, Net	(30.9)	(41,743,494)

Net Assets	100.0	135,214,178

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $189,050,302.  At November 30, 2012, net unrealized depreciation for all securities based on tax cost was $12,092,630.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,256,458 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,349,088.

(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2012 amounted to $41,143,254, which is 30.4% of net assets.
(c)	Listed on the London Stock Exchange.
(d)	Listed on the New York Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At November 30, 2012 the DWS Dreman International Value Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Financials	39,851,141	29.7%
Energy	23,197,266	17.3%
Materials	18,158,246	13.6%
Industrials	14,114,361	10.5%
Telecommunication Services	12,761,348	9.5%
Health Care	10,862,725	8.1%
Consumer Discretionary	5,737,396	4.3%
Information Technology	4,738,107	3.5%
Consumer Staples	4,611,962	3.5%
Total	134,032,552	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$2,804,157	$—	$—	$2,804,157
Belgium	2,075,208	—	—	2,075,208
Bermuda	1,730,217	—	—	1,730,217
Brazil	7,352,453	—	—	7,352,453
Canada	12,755,508	—	—	12,755,508
France	5,581,983	—	—	5,581,983
Germany	11,988,375	—	—	11,988,375
Hong Kong	2,918,118	—	—	2,918,118
India	2,830,428	—	—	2,830,428
Israel	2,732,663	—	—	2,732,663
Italy	2,892,661	—	—	2,892,661
Japan	16,282,639	—	—	16,282,639
Korea	5,375,624	—	—	5,375,624
Netherlands	5,198,850	—	—	5,198,850
Norway	2,412,512	—	—	2,412,512
Russia	3,131,019	2,397,785	—	5,528,804
Spain	7,967,813	—	—	7,967,813
Switzerland	11,122,182	—	—	11,122,182
United Kingdom	24,482,357	—	—	24,482,357
Short-Term Investments(g)	42,925,120	—	—	42,925,120
Total	$174,559,887	$2,397,785	$—	$176,975,672

There have been no transfers between fair value measurements levels during the period ended November 30, 2012.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman International Value Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2013